Financial assets, liabilities and financial result (excluding Orange Bank) - Assets available for sale - Reconciliation (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Financial assets at beginning of period	€ 4,002	€ 2,118
Financial assets at end of period	4,960	4,002	€ 2,118
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Financial assets at beginning of period	1,878	144	91
BT shares received as remuneration for the disposal of EE		2,462
Sale of one third of BT shares	(570)
Impairment on BT shares before hedge of FX risk	(325)	(753)
Change in fair value recognized in other comprehensive income during the period	20	1	15
Other movements	64	24	38
Financial assets at end of period	€ 1,067	€ 1,878	€ 144